Biological assets (Tables)	12 Months Ended
Dec. 31, 2025
Agriculture1 [Abstract]
Schedule of Reconciliation of Changes in Biological Assets
Changes in the Group’s biological assets in 2025 and 2024 were as follows:

	2025
	Sugarcane (ii)	Crops (ii)	Rice (ii)	Dairy	Total
Beginning of the year	69,620	79,363	102,098	42,864	293,945
Increase due to purchases	—	2,987	1,057	—	4,044
Initial recognition and changes in fair value of biological assets (i)	59,024	(1,748)	16,412	21,922	95,610
Decrease due to harvest / disposals	(164,985)	(175,107)	(128,841)	(93,613)	(562,546)
Costs incurred during the year	155,281	162,618	99,552	72,444	489,895
Exchange differences	8,407	(5,182)	(6,559)	(2,870)	(6,204)
End of the year	127,347	62,931	83,719	40,747	314,744

	2024
	Sugarcane (ii)	Crops (ii)	Rice (ii)	Dairy	Total
Beginning of the year	116,458	55,545	32,843	23,191	228,037
Increase due to purchases	—	1,275	653	—	1,928
Initial recognition and changes in fair value of biological assets (i)	41,166	33,050	53,436	15,429	143,081
Decrease due to harvest / disposals	(205,967)	(220,801)	(151,317)	(107,878)	(685,963)
Costs incurred during the year	142,205	172,927	145,752	95,749	556,633
Exchange differences	(24,242)	37,367	20,731	16,373	50,229
End of the year	69,620	79,363	102,098	42,864	293,945

(i) Biological asset with a production cycle of more than one year (that is dairy cattle) generated “Initial recognition and changes in fair value of biological assets” amounting to US$(22,321) for the year ended December 31, 2025 (2024: US$14,263). In 2025, an amount of US$(5,132) (2024: US$525) was attributable to price changes, and an amount of US$(17,190) (2024: US$13,738) was attributable to physical changes.
(ii) Biological assets that are measured at fair value within level 3 of the hierarchy.
Cost of production for the year ended December 31, 2025:

	Sugar, Ethanol and Energy	Crops	Rice	Dairy	Total
Salaries, social security expenses and employee benefits	16,862	5,667	15,126	11,002	48,657
Depreciation and amortization	4,415	—	—	—	4,415
Depreciation of right of use assets	36,697	—	—	—	36,697
Fertilizers, agrochemicals and seeds	62,836	53,926	23,036	5,903	145,701
Fuel, lubricants and others	7,063	860	2,128	1,298	11,349
Maintenance and repairs	5,521	1,471	13,298	5,573	25,863
Freights	—	4,178	1,732	139	6,049
Contractors and services	14,220	49,491	31,916	—	95,627
Feeding expenses	—	432	249	23,194	23,875
Veterinary expenses	—	266	74	3,828	4,168
Energy power	—	61	5,154	1,898	7,113
Professional fees	648	302	274	577	1,801
Other taxes	50	842	101	22	1,015
Lease expense and similar arrangements (1)	4,310	42,959	4,029	—	51,298
Others	2,659	1,176	2,403	652	6,890
Subtotal	155,281	161,631	99,520	54,086	470,518
Own agricultural produce consumed	—	987	32	18,358	19,377
Total	155,281	162,618	99,552	72,444	489,895
(1) Correspond mainly to lease arrangement short term.
Cost of production for the year ended December 31, 2024:

	Sugar, Ethanol and Energy	Crops	Rice	Dairy	Total
Salaries, social security expenses and employee benefits	13,814	6,635	16,241	14,412	51,102
Depreciation and amortization	4,940	—	—	—	4,940
Depreciation of right of use assets	44,553	—	—	—	44,553
Fertilizers, agrochemicals and seeds	51,180	76,280	46,336	50	173,846
Fuel, lubricants and others	4,277	1,011	2,367	1,584	9,239
Maintenance and repairs	4,100	2,451	17,665	5,454	29,670
Freights	—	5,502	2,130	190	7,822
Contractors and services	11,580	30,196	46,830	—	88,606
Feeding expenses	—	410	157	45,112	45,679
Veterinary expenses	—	279	97	5,050	5,426
Energy power	—	68	5,681	2,230	7,979
Professional fees	354	662	399	257	1,672
Other taxes	48	909	91	246	1,294
Lease expense and similar arrangements (1)	5,374	46,886	5,262	2	57,524
Others	1,985	953	2,386	930	6,254
Subtotal	142,205	172,242	145,642	75,517	535,606
Own agricultural produce consumed	—	685	110	20,232	21,027
Total	142,205	172,927	145,752	95,749	556,633
(1) Correspond mainly to lease arrangement of short term periods.
Schedule of Detailed Information about Biological Assets
Biological assets in December 31, 2025 and 2024 were as follows:

	2025	2024
Non-current
Cattle for dairy production (i)	39,810	42,449
Breeding cattle (ii)	271	607
Other cattle (ii)	407	362
	40,488	43,418
Current
Breeding cattle (iii)	14,325	11,433
Other cattle (iii)	937	415
Sown land – crops (ii)	51,384	69,339
Sown land – rice (ii)	80,263	99,720
Sown land – sugarcane (ii) (iv)	127,347	69,620
	274,256	250,527
Total biological assets	314,744	293,945

(i)Classified as bearer and mature biological assets.
(ii)Classified as consumable and immature biological assets.
(iii)Classified as consumable and mature biological assets.
(iv)It includes US$7,837 and US$6,254 of crops planted in sugarcane farms.
Schedule of Biological Assets
The following table presents the Group’s biological assets that are measured at fair value at December 31, 2025 and 2024 (See Note 17 for the description of each fair value level):

	2025				2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Cattle for dairy production	—	39,810	—	39,810	—	42,449	—	42,449
Breeding cattle	14,596	—	—	14,596	12,040	—	—	12,040
Other cattle	—	1,344	—	1,344	—	777	—	777
Sown land – sugarcane	—	—	127,347	127,347	—	—	69,620	69,620
Sown land – crops	—	—	51,384	51,384	—	—	69,339	69,339
Sown land – rice	—	—	80,263	80,263	—	—	99,720	99,720
The following significant unobservable inputs were used to measure the Group’s biological assets using the discounted cash flow valuation technique:

Description	Unobservable inputs	Range of unobservable inputs		Relationship of unobservable inputs to fair value
		2025	2024
Sown land – sugarcane	Sugarcane yield – tonnes per hectare; Sugarcane TRS (kg of sugar per ton of cane) Production Costs – US$ per hectare. (Include maintenance, harvest and leasing costs)
'-Sugarcane yield: 50-100 tonnes/ha -Sugarcane TRS: 120-140 kg of sugar/tonnes of cane -Maintenance costs: 550-850 US$/ha -Harvest costs: 7.0-13.0 US$/tonnes of cane -Leasing costs: 12.0-14.4 tonnes/ha-Discount rate: 16.91% in Brazilian real.

'-Sugarcane yield: 50-100 tonnes/ha - Sugarcane TRS: 120-140kg of sugar/tonnes of cane - Maintenance costs: 550-850 US$/ha - Harvest costs: 7.0-13.0 US$/ tonnes of cane - Leasing costs: 12.0-14.4 tonnes/ha-Discount rate: 13.61% in Brazilian real.
The higher the sugarcane yield, the higher the fair value. The higher the maintenance, harvest and leasing costs per hectare, the lower the fair value. The higher the TRS of sugarcane, the higher the fair value.

Sown land – crops	Crops yield – tonnes per hectare; Commercial Costs – US$ per hectare; Production Costs – US$ per hectare.
'- Crops yield: 0.70 – 7.5 tonnes/ha for Wheat, 0.3 – 12 tonnes/ha for Corn, 0.1 - 5700.0 tonnes/ha for Soybean, 0.7 - 3.1 for Sunflower and 1.2 - 5.3 tonnes/ha for Peanut - Commercial Costs: 10-56 US$/tonnes for Wheat, 9-61 US$/tonnes for Corn, 9-57 US$/tonnes for Soybean, 15-55 US$/tonnes for Sunflower and 19-70 US$/ha for Peanut - Production Costs: 157-964 US$/ha for Wheat, 291-1633 US$/ha for Corn, 203-1286 US$/ha for Soybean, 136-1209 US$/ha for Sunflower and 902-2543 US$/ha for Peanut-Discount rate: 7% in US$.

'- Crops yield: 0.60 – 7.0 tonnes/ha for Wheat, 0.4 – 13  tonnes/ha for Corn, 0.1 - 4900.0 tonnes/ha for Soybean, 0.5-2.8 for Sunflower and 0.9 - 6.3 tonnes/ha for Peanut
- Commercial Costs: 9-57 US$/ha for Wheat, 11-63 US$/ha for Corn, 12-71 US$/ha for Soybean, 11-73 US$/ha for Sunflower and 19.0 - 70.0 US$/ha for Peanut
- Production Costs: 187-1031 US$/ha for Wheat, 195-1616 US$/ha for Corn, 186-1054 US$/ha for Soybean, 291-1184 US$/ha for Sunflower and 750.0 - 2,007.0 US$/ha for Peanut-Discount rate: 2% in US$.
The higher the crops yield, the higher the fair value. The higher the commercial and direct costs per hectare, the lower the fair value.
Sown land – rice	Rice yield – tonnes per hectare; Commercial Costs – US$ per hectare; Production Costs – US$ per hectare.	'-Rice yield: 7.3 -7.9 tonnes/ha -Commercial Costs: 5-54 US$/ha -Production Costs: 1082-1480 US$/ha-Discount rate: 7% in US$.	'-Rice yield: 4.9 -7.4 tonnes/ha -Commercial Costs: 18-53 US$/ha -Production Costs: 1275-2438 US$/ha-Discount rate: 2% in US$.	The higher the rice yield, the higher the fair value. The higher the commercial and direct costs per hectare, the lower the fair value.